N-2	Mar. 04, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001814390
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FLAT ROCK CORE INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Shares of Beneficial Interest
Annual Fund Operating Expenses
Management Fees(1)	1.38%
Incentive Fees(2)	1.95%
Interest Payments on Borrowed Funds(3)	2.51%
Other Expenses(4)	0.84%
Acquired Fund Fees and Expenses(5)	1.31%
Total Annual Expenses	7.99%
(1)	Management fees have been restated to reflect calculation based on average daily net assets.
(2)	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s adjusted capital, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature.
(3)	These expenses represent interest payments incurred by the Fund in connection with its outstanding preferred stock and borrowing during the prior fiscal year. The Fund maintains a $75 million revolving line of credit through a special purpose wholly-owned subsidiary, FRC Funding, with certain Lenders. As of March 31, 2024, the Fund had 1,000 shares outstanding of 4.00% Series A Term Preferred Stock Due 2026 and 1,000 shares outstanding of 4.50% Series B Term Preferred Stock due 2025.
(4)	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.
(5)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the acquired fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Therefore, amounts may not agree with the Fund’s financial highlights.

Management Fees [Percent]	1.38%	[1]
Interest Expenses on Borrowings [Percent]	2.51%	[2]
Incentive Fees [Percent]	1.95%	[3]
Acquired Fund Fees and Expenses [Percent]	1.31%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.84%	[5]
Total Annual Expenses [Percent]	7.99%
Expense Example [Table Text Block]

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above and assumes shares earn a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$80	$232	$373	$687

Expense Example, Year 01	$ 80
Expense Example, Years 1 to 3	232
Expense Example, Years 1 to 5	373
Expense Example, Years 1 to 10	$ 687
Purpose of Fee Table , Note [Text Block]	The following table includes fees and expenses that an investor in the Fund may incur, directly or indirectly.
Other Expenses, Note [Text Block]	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.
Management Fee not based on Net Assets, Note [Text Block]	Management fees have been restated to reflect calculation based on average daily net assets.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the acquired fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Therefore, amounts may not agree with the Fund’s financial highlights.

[1]	Management fees have been restated to reflect calculation based on average daily net assets.
[2]	These expenses represent interest payments incurred by the Fund in connection with its outstanding preferred stock and borrowing during the prior fiscal year. The Fund maintains a $75 million revolving line of credit through a special purpose wholly-owned subsidiary, FRC Funding, with certain Lenders. As of March 31, 2024, the Fund had 1,000 shares outstanding of 4.00% Series A Term Preferred Stock Due 2026 and 1,000 shares outstanding of 4.50% Series B Term Preferred Stock due 2025.
[3]	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s adjusted capital, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the acquired fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Therefore, amounts may not agree with the Fund’s financial highlights.
[5]	Other expenses include accounting, legal and auditing fees, reimbursement of the compensation for administrative personnel and fees payable to the Fund’s independent trustees.